United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2013

Date of Reporting Period: Quarter ended 12/31/2012

Item 1. Schedule of Investments

Federated Project and Trade Finance Core Fund
Portfolio of Investments
December 31, 2012 (unaudited)
Principal Amount or Shares			Value
		Asset-Backed Securities—3.7%
		Finance—3.7%
$3,425,333		Oz Wing Cayman II Ltd., Series EMTN, 3.210%, 2/27/2017	$3,471,575
4,000,000		Sealane 2011-1X, Class A, 14.310%, 2/12/2016	4,154,000
1,411,765		Yapi DPR Finance Co. 2010-1, Class A, 0.947%, 11/21/2014	1,348,941
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,770,280)	8,974,516
		Trade Finance Agreements—83.2%
		Automotive—0.8%
2,001,778		Giti Tire Co., 3.464%, 12/01/2014	1,933,717
		Basic Industry - Cement—2.0%
5,000,000		Jambyl Cement, 1.000%, 8/8/2016	4,952,000
		Basic Industry - Fertilizers/Chemicals—4.0%
2,000,000		Amaggi, 0.234%, 8/29/2014	1,983,000
5,000,000		Eurochem Mineral and Chemical Co. OJSC, Moscow, Floating Rate Note, 2.308%, 8/7/2016	4,847,500
3,000,000		Uralkali, 2.459%, 9/15/2016	2,968,500
		TOTAL	9,799,000
		Basic Industry - Forestry—1.7%
4,650,000		Bakrie Sumatera Plantations, 7.306%, 10/30/2016	4,161,750
		Basic Industry - Metals/Mining Excluding Steel—18.7%
2,737,378		African Minerals, 0.362%, 10/13/2016	2,689,473
5,428,800		Discovery Copper, 4.056%, 3/31/2015	5,409,799
5,500,000		Erdenet, 7.209%, 9/6/2014	5,464,250
3,993,421	[1,2]	Evraz Group SA, 3.009%, 11/19/2015	3,839,674
2,500,000		Glencore International, 2.095%, 6/12/2013	2,410,000
2,000,000		Mechel Kuzbass III, 5.00%, 8/7/2015	2,003,000
2,000,000		Mechel Yakutugol III, 5.00%, 8/7/2015	2,003,000
5,000,000		Norilsk Nickel, 2.459%, 9/29/2016	4,887,500
4,414,286	[1]	Solway, 6.209%, 5/30/2016	4,420,907
2,600,000		Tenex, 2.556%, 3/28/2016	2,564,900
5,000,000		Vale International SA, 0.500%1/23/2014	4,987,500
1,000,000		Vedanta 2012, 3.459%, 7/6/2013	975,500
1,200,000		Vedanta Resources PLC, Floating Rate Note, 3.209% 1/16/2013	1,186,800
2,748,082		Vedanta/Twinstar, 1.959%, 6/7/2013	2,715,106
		TOTAL	45,557,409
		Basic Industry - Steel Producers/Products—7.3%
3,000,000		Hyundai Steel Co., 0.325%, 5/30/2013	2,982,000
2,040,889		JSW Duferco, 1.909%, 9/1/2013	2,008,235
6,100,000		Metalloinvest, Floating Rate Note, 3.209%, 4/4/2016	5,779,750
4,000,000		Metinvest15, 4.959%, 5/25/2015	3,930,000
2,996,912	[1]	Stemcor, 2.35%, 4/26/2013	2,989,420
		TOTAL	17,689,405
		Capital Goods—1.6%
535,714	[1]	Azul Airlines, 6.406%, 3/30/2013	525,268
535,714	[1]	Azul Airlines, 6.406%, 3/30/2013	525,268
2,800,000		TAAG II, Floating Rate Note, 6.056%, 6/27/2016	2,801,400
		TOTAL	3,851,936

Principal Amount or Shares			Value
		Trade Finance Agreements—continued
		Consumer Non-Cyclical—11.7%
$2,761,832	[3,4,5]	Arrocera Covadonga SA de CV, 8.500%, 12/31/2013	$0
1,411,765		Bahia Cellulose, 4.176%, 11/10/2015	1,416,000
3,625,001		Bajaj Hindusthan Ltd., Floating Rate Note, 1.739%, 3/14/2015	3,518,063
486,102		Banacol, 3.709%, 6/14/2013	476,380
4,333,333		COCOBOD 3, 1.959%, 8/30/2013	4,324,667
2,000,000		Copertrading, 1.00%, 6/28/2013	2,001,000
1,549,606		ETG, 0.239%, 7/31/2013	1,554,255
3,529,412		GVO, 5.209%, 11/2/2015	3,591,177
2,500,000		Louis Drey May, 3.806%, 8/31/2015	2,485,000
3,428,571		Marfrig Alimentos SA, 5.709%, 11/9/2015	3,414,857
1,714,286		Ukrland Farming, 8.709%, 6/29/2014	1,704,857
4,050,000		Vicentin, 7.508%, 11/18/2015	4,054,050
		TOTAL	28,540,306
		Consumer Non-Cyclical/Food-Wholesale—2.9%
2,650,000		Kernel Holding SA, 0.361%, 3/3/2016	2,661,925
4,500,000	[1,2]	REI Agro Ltd., 6.000%, 10/31/2014	4,513,500
		TOTAL	7,175,425
		Consumer Non-Cyclical/Tobacco—0.6%
1,365,259		Premium Tobacco, 5.250%, 5/31/2013	1,360,480
		Energy—18.7%
2,195,000		BTC Pipeline, 3.209%, 12/15/2013	2,137,930
4,000,000		Bumi Resources Tbk, 11.209%, 8/26/2013	3,962,000
4,166,667		Canbaikal Resources, 5.709%, 4/10/2016	4,135,417
465,434		Egpc Pel V Tr A, 3.556%, 3/31/2015	443,326
1,562,500		Estrella De Oro Mobile Home, 8.306%, 11/30/2015	1,485,938
4,416,274		Gunvor Group, 3.709%, 11/30/2016	4,305,867
1,071,429		OAO Rosneft Oil Co., Floating Rate Note, 1.159%, 2/19/2013	1,071,429
331,371		Petroleum Export Ltd. III, 3.806%, 3/15/2013	328,223
2,000,000		PT Energi Mega Persada Tbk, 12.209%, 9/12/2013	1,999,000
5,000,000		Rompetrol, 0.342%, 2/28/2017	4,970,000
6,000,000		Shunkhlai LLC, 4.000%, 2/19/2013	6,000,000
3,035,714		Sonangol 2014, 1.185%, 7/31/2014	2,956,786
2,945,455		Sonangol III, 3.709%, 7/31/2017	2,899,800
3,928,572		SUEK OJSC, 3.459%, 9/8/2015	3,863,750
270,833		SV Oil & Natural Gas Ltd., 4.209%, 9/14/2013	268,125
560,000		Tatneft, 3.309%, 6/23/2013	557,480
3,318,182		Tuscany International Drilling, Inc., 6.806%, 8/15/2016	3,317,518
454,545		Tuscany Revolver, 6.806%, 9/15/2014	454,546
		TOTAL	45,157,135
		Energy/Exploration and Production—2.3%
4,525,000		Ptmitraperk, 6.209%, 11/30/2015	4,547,625
1,166,667		Rosneft Oil Co., 1.159%, 7/12/2013	1,149,167
		TOTAL	5,696,792
		Finance—1.6%
2,100,000		International Bank of Azerbaijan, 5.258%, 7/23/2013	2,044,350
1,800,000		Utd Bank Africa, 5.008%, 11/29/2013	1,800,000
		TOTAL	3,844,350
		Finance/Banks/Brokers—1.6%
3,000,000		Afrexim, 2.250%, 6/29/2014	2,985,000

Principal Amount or Shares			Value
		Trade Finance Agreements—continued
		Finance/Banks/Brokers—continued
$1,000,000		Islami Bank IV, 3.520%, 9/18/2013	$1,000,000
		TOTAL	3,985,000
		Services—1.1%
351,515		Azeri RR Tran A, Floating Rate Note, 3.709%, 1/9/2013	342,024
2,374,137		Azeri RR Tran B, 4.209%, 1/9/2015	2,313,597
		TOTAL	2,655,621
		Services/Railroads—1.4%
3,525,424		Eastcomtrans, Floating Rate Note, 6.209%, 4/1/2016	3,479,593
		Telecommunications & Cellular—2.8%
3,960,144		Brightstar VII, 1.000%, 1/22/2013	3,949,847
2,857,200		Digicel Ltd., 3.788%, 3/31/2015	2,858,629
		TOTAL	6,808,476
		Utility/Electricity Generation—2.4%
3,444,445		Empower, 3.258%, 12/6/2015	3,435,834
2,500,000	[1,2]	MOF Angola, 0.361%, 2/16/2018	2,476,250
		TOTAL	5,912,084
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $205,919,601)	202,560,479
		MUTUAL FUND—8.0%
19,422,355	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	19,422,355
		TOTAL INVESTMENTS—94.9% (IDENTIFIED COST $234,112,236)[8]	230,957,350
		OTHER ASSETS AND LIABILITIES - NET—5.1%[9]	12,491,889
		TOTAL NET ASSETS—100%	$243,449,239
At December 31, 2012, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
1/11/2013	100,000 EUR	$129,766	$2,093
Contracts Sold:
1/11/2013	2,230,000 EUR	$2,811,852	$(128,608)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(126,515)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $120,225 and $35,588, respectively. This is based on the contracts held as of each month-end throughout the nine month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, these restricted securities amounted to $19,290,287, which represented 7.9% of total net assets.

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2012, these liquid restricted securities amounted to $10,829,424, which represented 4.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Azul Airlines, 6.406%, 3/30/2013	5/10/2010	$521,442	$525,268
Azul Airlines, 6.406%, 3/30/2013	5/10/2010	$521,442	$525,268
Solway, 6.209%, 5/30/2016	11/7/2012	$4,363,503	$4,420,907
Stemcor, 2.35%, 4/26/2013	8/9/2012	$2,983,427	$2,989,420
3	Issuer in default. Principal amount and interest were not paid upon final maturity.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “ Trustees”).
5	Non-income producing security.
6	Affiliated holding.
7	7-Day net yield.
8	At December 31, 2012, the cost of investments for federal tax purposes was $234,112,236. The net unrealized depreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $3,154,886. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,001,425 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,156,311.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “ mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for trade finance agreements, other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$—	$8,974,516	$8,974,516
Trade Finance Agreements	—	—	202,560,479	202,560,479
Mutual Fund	19,422,355	—	—	19,422,355
TOTAL SECURITIES	$19,422,355	$—	$211,534,995	$230,957,350
OTHER FINANCIAL INSTRUMENTS*	$—	$(126,515)	$—	$(126,515)
*	Other financial instruments include foreign exchange contracts.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Securities	Investments in Trade Finance Agreements
Balance as of April 1, 2012	$9,813,971	$199,844,936
Accrued discounts/premiums	32,332	824,262
Realized gain (loss)	29,886	(154,326)
Change in unrealized appreciation	202,406	667,386
Purchases	—	115,381,019
(Sales)	(1,104,079)	(114,002,798)
Balance as of December 31, 2012	$8,974,516	$202,560,479
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2012	$202,406	$(184,580)

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date February 22, 2013